Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,681,158.97

Principal:
Principal Collections	$18,766,711.38
Prepayments in Full	$13,325,528.05
Liquidation Proceeds	$524,875.52
Recoveries	$4,734.12
Sub Total	$32,621,849.07
Collections	$35,303,008.04

Purchase Amounts:
Purchase Amounts Related to Principal	$204,921.37
Purchase Amounts Related to Interest	$754.77
Sub Total	$205,676.14

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,508,684.18

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$35,508,684.18
Servicing Fee	$626,275.26	$626,275.26	$0.00	$0.00	$34,882,408.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,882,408.92
Interest - Class A-2 Notes	$33,611.11	$33,611.11	$0.00	$0.00	$34,848,797.81
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$34,655,976.98
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$34,586,524.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,586,524.48
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$34,548,699.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,548,699.06
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$34,518,881.06
Third Priority Principal Payment	$1,231,011.75	$1,231,011.75	$0.00	$0.00	$33,287,869.31
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$33,247,088.81
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,247,088.81
Regular Principal Payment	$30,320,446.33	$30,320,446.33	$0.00	$0.00	$2,926,642.48
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,926,642.48
Residuel Released to Depositor	$0.00	$2,926,642.48	$0.00	$0.00	$0.00
Total		$35,508,684.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,231,011.75
Regular Principal Payment					$30,320,446.33
Total					$31,551,458.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$31,551,458.08	$75.97	$33,611.11	$0.08	$31,585,069.19	$76.05
Class A-3 Notes	$0.00	$0.00	$192,820.83	$0.46	$192,820.83	$0.46
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$31,551,458.08	$23.51	$404,308.36	$0.30	$31,955,766.44	$23.81

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$106,140,348.08	0.2555751	$74,588,890.00	0.1796024
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$725,780,348.08	0.5408038	$694,228,890.00	0.5172937

Pool Information
Weighted Average APR	4.317%	4.306%
Weighted Average Remaining Term	43.73	42.87
Number of Receivables Outstanding	40,687	39,606
Pool Balance	$751,530,314.93	$718,498,616.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$730,286,269.89	$698,239,336.33
Pool Factor	0.5552879	0.5308816

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$10,777,479.24
Yield Supplement Overcollateralization Amount	$20,259,279.96
Targeted Overcollateralization Amount	$24,269,726.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$24,269,726.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	15

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		109	$209,662.32
(Recoveries)		40	$4,734.12
Net Losses for Current Collection Period			$204,928.20
Cumulative Net Losses Last Collection Period			$3,095,291.24
Cumulative Net Losses for all Collection Periods			$3,300,219.44

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.33%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.33%	466	$9,526,894.79
61-90 Days Delinquent	0.10%	35	$740,295.11
91-120 Days Delinquent	0.02%	7	$179,019.30
Over 120 Days Delinquent	0.04%	17	$305,838.95
Total Delinquent Receivables	1.50%	525	$10,752,048.15

Repossession Inventory:
Repossessed in the Current Collection Period		27	$772,049.98
Total Repossessed Inventory		37	$1,064,767.07

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5219%
Preceding Collection Period			0.6444%
Current Collection Period			0.3346%
Three Month Average			0.5003%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1722%
Preceding Collection Period			0.1524%
Current Collection Period			0.1490%
Three Month Average			0.1578%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer